Prepayment for property and equipment (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Prepayment for property and equipment
Prepayment for property and equipment	$ 3,781,844
Contractual obligations paid	$ 6,900,000
Contractual obligations period	12 months
Additional Contractual Obligations Paid For Groundwork	$ 5,200,000